SCHEDULE OF VALUATION OF WARRANTS (Details) - $ / shares		6 Months Ended		9 Months Ended		12 Months Ended
	Nov. 04, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Risk-free interest rate		1.50%		1.50%			0.78%
Expected life of options		10 years		10 years			10 years
Expected annualized volatility		96.56%		96.56%			120.00%
Dividend rate
Warrant [Member]
Risk-free interest rate	0.98%	2.27%		3.10%
Expected life of options	2 years	1 year 6 months		1 year 3 months
Expected annualized volatility	153.02%	143.52%		137.67%
Dividend rate	0.00%	0.00%		0.00%
Weighted average fair value of options granted	$ 11.45	$ 6.91		$ 2.88